                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-6404
                                  ---------------------------------------------

                   American Strategic Income Portfolio Inc.
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

        800 Nicollet Mall, Minneapolis, MN                      55402
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

   Robert H. Nelson      800 Nicollet Mall, Minneapolis, MN 55402
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code:   800-677-3863
                                                   ----------------------------

Date of fiscal year end:   November 30, 2003
                        --------------------------
Date of reporting period:  May 31, 2003
                         -------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

[GRAPHIC]

[FIRST AMERICAN(TM) LOGO]


AMERICAN STRATEGIC INCOME PORTFOLIO INC.

ASP


MAY 31, 2003
SEMIANNUAL REPORT

[FIRST AMERICAN(TM) LOGO]

AMERICAN STRATEGIC INCOME PORTFOLIO INC.

As you are probably aware, the board of directors for American Strategic Income Portfolio Inc. (the "Fund"), as well as American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (collectively, the "Existing Funds"), has approved a proposal to reorganize these four funds into the First American Strategic Real Estate Portfolio, Inc., a specialty finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Existing Funds who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares of First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions, and strategies substantially similar to those of the Existing Funds. This transaction is subject to review by the Securities and Exchange Commission, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

OUR IMAGE-GEORGE WASHINGTON

HIS RICH LEGACY AS PATRIOT AND LEADER IS WIDELY RECOGNIZED AS EMBODYING THE SOUND JUDGMENT, RELIABILITY, AND STRATEGIC VISION THAT ARE CENTRAL TO OUR BRAND. FASHIONED IN A STYLE REMINISCENT OF AN 18TH CENTURY ENGRAVING, THE ILLUSTRATION CONVEYS THE SYMBOLIC STRENGTH AND VITALITY OF WASHINGTON, WHICH ARE ATTRIBUTES THAT WE VALUE AT FIRST AMERICAN.

   TABLE OF CONTENTS

1  Financial Statements

5  Notes to Financial
   Statements

17 Investments in
   Securities

25 Shareholder Update

   NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

FINANCIAL STATEMENTS (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES  May 31, 2003
.................................................................................

ASSETS:
Investments in securities at value* (note 2)......  $66,168,433
Cash in bank on demand deposit....................       32,344
Receivable for investment securities sold.........      823,325
Accrued interest receivable.......................      346,477
Other assets......................................        9,184
                                                    -----------
  Total assets....................................   67,379,763
                                                    -----------
LIABILITIES:
Reverse repurchase agreements payable (note 2)....   13,875,717
Accrued investment management fee.................        9,856
Accrued administrative fee........................       11,326
Accrued interest expense..........................        8,715
Accrued reorganization expenses (notes 3 and 6)...       43,390
Other accrued expenses............................       19,590
                                                    -----------
  Total liabilities...............................   13,968,594
                                                    -----------
  Net assets applicable to outstanding capital
    stock.........................................  $53,411,169
                                                    ===========
COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital......  $60,517,426
Undistributed net investment income...............       84,544
Accumulated net realized loss on investments......   (9,115,347)
Unrealized appreciation of investments............    1,924,546
                                                    -----------

  Total-representing net assets applicable to
    capital stock.................................  $53,411,169
                                                    ===========

*Investments in securities at identified cost.....  $64,243,887
                                                    ===========
NET ASSET VALUE AND MARKET PRICE OF CAPITAL STOCK:
Net assets outstanding............................  $53,411,169
Shares outstanding (authorized 1 billion shares of
  $0.01 par value)................................    4,230,294
Net asset value per share.........................  $     12.63
Market price per share............................  $     12.72

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         2003 SEMIANNUAL REPORT  1  AMERICAN STRATEGIC INCOME PORTFOLIO

FINANCIAL STATEMENTS (Unaudited) continued

STATEMENT OF OPERATIONS  For the Six Months Ended May 31, 2003
.................................................................................

INCOME:
Interest (net of interest expense of $220,748)....  $2,002,567
Dividends.........................................     272,772
Dividends from affiliated money market fund.......      15,667
                                                    ----------

  Total investment income.........................   2,291,006
                                                    ----------
EXPENSES (NOTE 3):
Investment management fee.........................     155,913
Administrative fee................................      66,495
Custodian fees....................................       5,320
Transfer agent fees...............................      13,215
Exchange listing and registration fees............      21,168
Reports to shareholders...........................      15,045
Mortgage servicing fees...........................      29,023
Directors' fees...................................       5,950
Audit and legal fees..............................      38,827
Financial advisory and accounting fees............      19,460
Other expenses....................................       4,835
                                                    ----------
  Total expenses..................................     375,251
                                                    ----------

  Net investment income...........................   1,915,755
                                                    ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS (NOTE 4):
Net realized gain on investments in securities....      57,854
Net change in unrealized appreciation or
  depreciation of investments.....................     (74,409)
                                                    ----------

  Net loss on investments.........................     (16,555)
                                                    ----------

    Net increase in net assets resulting from
      operations..................................  $1,899,200
                                                    ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         2003 SEMIANNUAL REPORT  2  AMERICAN STRATEGIC INCOME PORTFOLIO

STATEMENT OF CASH FLOWS  For the Six Months Ended May 31, 2003
.................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Investment income.................................  $ 2,291,006
Expenses..........................................     (375,251)
                                                    -----------
  Net investment income...........................    1,915,755
                                                    -----------
Adjustments to reconcile net investment income to
  net cash provided by operating activities:
  Net accretion of bond discounts and amortization
    of premiums...................................        1,986
  Change in accrued interest receivable...........       51,116
  Change in accrued fees and expenses.............      (61,679)
  Change in other assets..........................       22,353
                                                    -----------
    Total adjustments.............................       13,776
                                                    -----------

  Net cash provided by operating activities.......    1,929,531
                                                    -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments................   15,853,519
Purchases of investments..........................  (13,009,092)
Net purchases of short-term securities............     (198,352)
                                                    -----------

    Net cash provided by investing activities.....    2,646,075
                                                    -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
Net payments for reverse repurchase agreements....   (2,724,283)
Distributions paid to shareholders................   (1,840,178)
                                                    -----------

    Net cash used by financing activities.........   (4,564,461)
                                                    -----------
Net increase in cash..............................       11,145
Cash at beginning of period.......................       21,199
                                                    -----------

    Cash at end of period.........................  $    32,344
                                                    ===========
Supplemental disclosure of cash flow information:
  Cash paid for interest..........................  $   236,903
                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         2003 SEMIANNUAL REPORT  3  AMERICAN STRATEGIC INCOME PORTFOLIO

FINANCIAL STATEMENTS (Unaudited) continued

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                          SIX MONTHS ENDED
                                              5/31/03        YEAR ENDED
                                            (UNAUDITED)       11/30/02
                                          ----------------  -------------
OPERATIONS:
Net investment income...................    $ 1,915,755      $ 4,029,062
Net realized gain (loss) on
  investments...........................         57,854         (491,966)
Net change in unrealized appreciation or
  depreciation of investments...........        (74,409)         734,941
                                            -----------      -----------

  Net increase in net assets resulting
    from operations.....................      1,899,200        4,272,037
                                            -----------      -----------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income..............     (1,840,178)      (4,346,628)
                                            -----------      -----------

  Total increase (decrease) in net
    assets..............................         59,022          (74,591)
Net assets at beginning of period.......     53,352,147       53,426,738
                                            -----------      -----------

Net assets at end of period.............    $53,411,169      $53,352,147
                                            ===========      ===========

Undistributed net investment income.....    $    84,544      $     8,967
                                            ===========      ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

         2003 SEMIANNUAL REPORT  4  AMERICAN STRATEGIC INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) ORGANIZATION
.............................
                American Strategic Income Portfolio Inc. (the "Fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The Fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in U.S. government securities, corporate debt securities, and mortgage servicing rights. In addition, the Fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol ASP.

(2) SUMMARY OF
  SIGNIFICANT
  ACCOUNTING
  POLICIES
.............................
                SECURITY VALUATIONS
                Security valuations for the Fund's investments (other than whole loans) are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the NASDAQ national market system, the Fund utilizes the NASDAQ Official Closing Price which compares the last trade to the bid/ask price of a security. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

                Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual

         2003 SEMIANNUAL REPORT  5  AMERICAN STRATEGIC INCOME PORTFOLIO

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost which approximates market value. Security valuations are performed once a week and at the end of each month.

                The Fund's investments in whole loans (single family, multifamily and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and therefore market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the Fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted pursuant to a U.S. Bancorp Asset Management, Inc. ("USBAM") pricing model designed to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or

         2003 SEMIANNUAL REPORT 6 AMERICAN STRATEGIC INCOME PORTFOLIO perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

                Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, participation mortgages, and mortgage servicing rights are determined no less frequently than weekly. Although we believe the pricing model to be reasonable and appropriate, the actual values that may be realized upon the sale of whole loans, participation mortgages, and mortgage servicing rights can only be determined in a negotiation between the Fund and third parties.

                As of May 31, 2003, the Fund held fair valued securities with a fair value of $40,821,748 or 76.4% of total net assets.

                SECURITY TRANSACTIONS AND INVESTMENT INCOME
                Security transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including accretion of bond discounts and amortization of premiums, is recorded on an accrual basis.

                WHOLE LOANS AND PARTICIPATION MORTGAGES
                Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of

         2003 SEMIANNUAL REPORT  7  AMERICAN STRATEGIC INCOME PORTFOLIO

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the Fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

                The Fund does not record past due interest as income until received. The Fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the Fund may suffer a loss. At May 31, 2003, there were no loans that were 60 or more days delinquent as to the timely monthly payment of principal and interest.

                Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The Fund may receive rental or other income as a result of holding real estate. In addition, the Fund may incur expenses associated with maintaining any real estate owned. As of and for the six months ended May 31, 2003, the Fund owned no real estate.

         2003 SEMIANNUAL REPORT  8  AMERICAN STRATEGIC INCOME PORTFOLIO

                REVERSE REPURCHASE AGREEMENTS
                Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the Fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six months ended May 31, 2003, the weighted average borrowings outstanding were $15,540,291 and the weighted average interest rate was 2.60%.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, with its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of May 31, 2003, the Fund had no outstanding when-issued or forward commitments.

                MORTGAGE SERVICING RIGHTS
                The Fund may acquire interests in the cash flow from servicing fees through contractual arrangements with

         2003 SEMIANNUAL REPORT  9  AMERICAN STRATEGIC INCOME PORTFOLIO

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                mortgage servicers. Mortgage servicing rights, similar to interest-only securities, generate no further cash flow when a mortgage is prepaid or goes into default. Mortgage servicing rights are accounted for on a level-yield basis with recognized income based on the estimated amounts and timing of cash flows. Such estimates are adjusted periodically as the underlying market conditions change.

                FEDERAL TAXES
                The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of the timing of recognition of income on certain collateralized mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes.

                The tax character of distributions paid during the six months ended May 31, 2003 (estimated) and the fiscal year ended November 30, 2002 were as follows:

                                             2003        2002
                                          ----------  ----------
Distributions paid from ordinary
  income................................  $1,840,178  $4,346,628
                                          ==========  ==========

        2003 SEMIANNUAL REPORT  10  AMERICAN STRATEGIC INCOME PORTFOLIO

                At November 30, 2002, the Fund's most recently completed fiscal year end, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income.....................  $     8,967
Accumulated realized losses on investments........   (7,941,527)
Unrealized appreciation of investments............      767,281
                                                    -----------
Accumulated deficit...............................  $(7,165,279)
                                                    ===========

                The difference between book basis and tax basis unrealized appreciation and accumulated realized losses at November 30, 2002 is attributable to a one time tax election whereby the Fund marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the Fund's dividend reinvestment plan, reinvested in additional shares of the Fund's capital stock. Under the plan, Fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the Fund will issue new shares at a discount of up to 5% from the current market price.

        2003 SEMIANNUAL REPORT  11  AMERICAN STRATEGIC INCOME PORTFOLIO

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                For repurchase agreements entered into with certain broker-dealers, the Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate balance of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default. In addition to repurchase agreements, the Fund may invest in money market funds advised by USBAM.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
.............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the "Agreement"), USBAM, a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides USBAM with a monthly investment management fee equal to an annualized rate of 0.20% of the Fund's average weekly net assets and 4.50% of the daily gross income accrued by the Fund during the month (i.e., investment income, including accretion of bond

        2003 SEMIANNUAL REPORT 12 AMERICAN STRATEGIC INCOME PORTFOLIO discounts and amortization of premiums, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the Fund). The monthly investment management fee shall not exceed in the aggregate 1/12 of 0.725% of the Fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For the six months ended May 31, 2003, the effective investment management fee incurred by the Fund was 0.59%. For its fee, USBAM provides investment advice and, in general, conducts the management and investment activities of the Fund.

                Pursuant to a co-administration agreement (the "Co-Administration Agreement"), USBAM serves as co-administrator for the Fund (U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bancorp is also co-administrator but currently has no functional responsibilities related to the Fund) and provides administrative services, including legal and shareholder services, to the Fund. Under the Co-Administration Agreement, USBAM receives a monthly administrative fee equal to an annualized rate of 0.25% of the Fund's average weekly net assets. For its fee, USBAM provides numerous services to the Fund including, but not limited to, handling the general business affairs, financial and regulatory reporting, and various record-keeping services. Separate from the Co-Administration Agreement, USBAM (from its own resources) has retained SEI Investments, Inc. as a sub-administrator to perform, among other services, net asset value calculations.

                The Fund may invest in money market funds that are series of First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such investments are identical to those of investments by non-related entities

        2003 SEMIANNUAL REPORT  13  AMERICAN STRATEGIC INCOME PORTFOLIO

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

                except that, to avoid duplicative investment advisory fees, USBAM reimburses the Fund an amount equal to the investment advisory fee paid by FAF to USBAM related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

                MORTGAGE SERVICING FEES
                The Fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

                PROPOSED REORGANIZATION EXPENSES
                As discussed in Note 6, the Fund has taken certain steps to reorganize along with certain other similar entities managed by USBAM. As set forth below, certain costs and expenses incurred in connection with the proposed reorganization of the Fund (including, but not limited to, the preparation of all necessary registration statements, proxy materials and other documents, preparation for and attendance at board and committee, shareholder, planning, organizational and other meetings and costs and expenses of accountants, attorneys, financial advisors, and other experts engaged in connection with the reorganization) shall be borne by the Fund, American Strategic Income Portfolio Inc. II, American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc. (collectively, the "Existing Funds"). The Existing Funds as a group will bear the first $3,400,000 of such expenses and will, subject to certain exceptions, equally share all transaction expenses in excess of $3,400,000 with USBAM. Such costs and expenses will be allocated among the Existing Funds based on their relative net asset values whether or not an Existing Fund participates in the reorganization.

        2003 SEMIANNUAL REPORT  14  AMERICAN STRATEGIC INCOME PORTFOLIO

                Additionally, costs and expenses incurred in connection with the legal representation of USBAM's interests with respect to the reorganization and related matters will be borne by USBAM. The current estimated costs and expenses related to the reorganization are $4,500,000. Based on the net asset values of the Existing Funds as of May 31, 2003, the Fund would bear approximately 8% of the total expenses of the reorganization. During the six months ended May 31, 2003, the Fund incurred $53,990 in reorganization expenses.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative, and mortgage servicing fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, custodian fees, exchange listing and registration fees, printing and shareholder reports, transfer agent fees and expenses, financial advisory, legal, auditing and accounting services, insurance, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses.

                During the six months ended May 31, 2003, fees for custody services were paid to U.S. Bank.

(4) INVESTMENT
  SECURITY
  TRANSACTIONS
.............................
                Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six months ended May 31, 2003, aggregated $13,007,106 and $16,676,844, respectively. Included in proceeds from sales are $40,000 from prepayment penalties.

        2003 SEMIANNUAL REPORT  15  AMERICAN STRATEGIC INCOME PORTFOLIO

               NOTES TO FINANCIAL STATEMENTS (Unaudited) continued

(5) CAPITAL LOSS
CARRYOVER
.............................
                For federal income tax purposes, the Fund had capital loss carryovers at November 30, 2002, which, if not offset by subsequent capital gains, will expire on the Fund's fiscal year-ends as indicated below.

CAPITAL LOSS
 CARRYOVER    EXPIRATION
------------  ----------
 $6,239,966      2003
    964,494      2008
    737,527      2010
 ----------
 $7,941,987
 ==========

(6) PROPOSED
  REORGANIZATION
.............................
                A combined proxy statement/registration statement, last amended on April 22, 2003, has been filed with the Securities and Exchange Commission ("SEC") in which it is proposed that the Fund, along with American Strategic Income Portfolio Inc. II ("BSP"), American Strategic Income Portfolio Inc. III ("CSP"), and American Select Portfolio Inc. ("SLA"), reorganize into First American Strategic Real Estate Portfolio, Inc., a specialty real estate finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Fund, BSP, CSP, and SLA who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares in First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions and strategies substantially similar to those of the Fund, BSP, CSP, and SLA. This transaction is subject to review by the SEC, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

        2003 SEMIANNUAL REPORT  16  AMERICAN STRATEGIC INCOME PORTFOLIO

(7) FINANCIAL HIGHLIGHTS
.............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN STRATEGIC INCOME PORTFOLIO

                           SIX MONTHS
                              ENDED                 YEAR ENDED NOVEMBER 30,
                             5/31/03    ------------------------------------------------
                           (UNAUDITED)    2002      2001      2000      1999      1998
                           -----------  --------  --------  --------  --------  --------
PER-SHARE DATA
Net asset value,
  beginning of period....    $12.61      $12.63    $12.51    $12.35    $12.98    $12.88
                             ======      ======    ======    ======    ======    ======
Operations:
  Net investment
    income...............      0.45        0.96      1.05      0.97      1.00      1.01
  Net realized and
    unrealized gains
    (losses) on
    investments..........        --        0.05      0.13      0.15     (0.62)     0.06
                             ------      ------    ------    ------    ------    ------
    Total from
      operations.........      0.45        1.01      1.18      1.12      0.38      1.07
                             ------      ------    ------    ------    ------    ------
Distributions to
  shareholders:
  From net investment
    income...............     (0.43)      (1.03)    (1.06)    (0.96)    (1.01)    (0.97)
                             ------      ------    ------    ------    ------    ------
Net asset value, end of
  period.................    $12.63      $12.61    $12.63    $12.51    $12.35    $12.98
                             ======      ======    ======    ======    ======    ======
Market value, end of
  period.................    $12.72      $12.05    $12.79    $11.19    $11.44    $12.13
                             ======      ======    ======    ======    ======    ======
SELECTED INFORMATION
Total return, net asset
  value (a)..............      3.66%       8.15%     9.85%     9.55%     3.03%     8.56%
Total return, market
  value (b)..............      9.34%       2.32%    24.73%     6.68%     2.76%    10.69%
Net assets at end of
  period (in millions)...    $   53      $   53    $   53    $   53    $   58    $   61
Ratio of expenses to
  average weekly net
  assets including
  interest expense.......      2.24% (d)    2.81%    2.70%     3.92%     3.83%     2.89%
Ratio of expenses to
  average weekly net
  assets excluding
  interest expense.......      1.41% (d)    1.63%    1.34%     1.56%     1.52%     1.47%
Ratio of net investment
  income to average
  weekly net assets......      7.20% (d)    7.56%    8.25%     7.85%     7.86%     7.74%
Portfolio turnover rate
  (excluding short-term
  securities)............        20%         18%       30%       32%       22%       38%
Amount of borrowings
  outstanding at end of
  period (in millions)...    $   14      $   17    $   22    $   12    $   21    $   17
Per-share amount of
  borrowings outstanding
  at end of period.......    $ 3.28      $ 3.92    $ 5.19    $ 2.77    $ 4.50    $ 3.49
Per-share amount of net
  assets, excluding
  borrowings, at end of
  period.................    $15.91      $16.53    $17.82    $15.28    $16.85    $16.47
Asset coverage
  ratio (c)..............       485%        421%      343%      552%      375%      471%

(a)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(b) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(c) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.
(d)  ANNUALIZED.

        2003 SEMIANNUAL REPORT  17  AMERICAN STRATEGIC INCOME PORTFOLIO

INVESTMENTS IN SECURITIES (Unaudited)

AMERICAN STRATEGIC INCOME PORTFOLIO                              May 31, 2003
                                  Date          Par
Description of Security         Acquired       Value          Cost       Value (a)
------------------------------  --------  ---------------  -----------  -----------

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (28.5%):
  FIXED RATE (28.5%):
        FHLMC, 5.50%,
          1/1/18..............            $ 2,574,988(b)   $ 2,664,713  $ 2,666,658
        FHLMC, 9.00%,
          7/1/30..............                862,664          885,990      933,567
        FNMA, 6.00%,
          10/1/16.............              2,564,513(b)     2,620,712    2,671,866
        FNMA, 6.50%, 6/1/29...              1,059,308(b)     1,051,916    1,106,320
        FNMA, 7.50%, 3/1/30...              2,829,453(b)     2,782,345    3,025,157
        FNMA, 7.50%, 5/1/30...                301,677(b)       291,309      321,380
        FNMA, 8.00%, 5/1/30...                 96,864(b)        95,613      104,431
        FNMA, 6.00%, 5/1/31...              2,349,561(b)     2,363,236    2,441,667
        FNMA, 6.50%,
          11/1/31.............              1,879,851(b)     1,922,392    1,959,195
                                                           -----------  -----------

        Total U.S. Government
          Agency
          Mortgage-Backed
          Securities..........                              14,678,226   15,230,241
                                                           -----------  -----------
CORPORATE NOTE (e) (4.7%):
  FIXED RATE (4.7%):
        Oly Holigan, LP,
          9.25%, 1/1/04.......  12/26/00    2,500,000        2,500,000    2,500,000
                                                           -----------  -----------
PRIVATE MORTGAGE-BACKED SECURITY (e) (0.1%):
  FIXED RATE (0.1%):
        Minnesota Mortgage
          Corporation, 13.04%,
          7/25/14.............  05/19/92       33,306           33,976       33,806
                                                           -----------  -----------
WHOLE LOANS AND PARTICIPATION MORTGAGES (c,d,e) (71.6%):
  COMMERCIAL LOANS (37.9%):
        Advance Self Storage,
          9.13%, 12/1/05......  11/29/00    1,262,165        1,262,165    1,300,030
        Buca Restaurant,
          8.63%, 1/1/11.......  12/27/00      925,194          925,194      971,453
        Dietzgen Industrial
          Building, 9.00%,
          1/1/06..............  12/14/00    1,387,173        1,387,173    1,414,917
        Hampden Medical
          Office, 7.38%,
          10/1/12.............  09/09/02    1,786,138        1,786,138    1,875,445
        Integrity Plaza
          Shopping Center,
          7.88%, 7/1/12.......  06/11/02    2,128,697        2,128,697    2,235,132
        Main Street Office
          Building, 8.38%,
          11/1/07.............  10/21/97      826,949          825,571      868,297

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

        2003 SEMIANNUAL REPORT  18  AMERICAN STRATEGIC INCOME PORTFOLIO

AMERICAN STRATEGIC INCOME PORTFOLIO
(CONTINUED)
                                  Date          Par
Description of Security         Acquired       Value          Cost       Value (a)
------------------------------  --------  ---------------  -----------  -----------

        Monroe Court, 10.38%,
          2/1/06..............  01/15/03  $ 1,550,000      $ 1,550,000  $ 1,596,500
        One Eastern Heights
          Office Building,
          8.21%, 12/1/07......  11/07/97    1,010,357        1,010,357      863,061
        Orchard Commons,
          8.75%, 4/1/11.......  03/28/01    1,006,696        1,006,696    1,057,031
        Pacific Periodicals
          Building, 8.03%,
          1/1/08..............  12/09/97    1,266,956        1,266,956    1,330,304
        Rockwood Galleria,
          7.25%, 2/1/11.......  01/06/03    1,595,991        1,595,991    1,675,790
        Schendel Office
          Building, 8.20%,
          10/1/07.............  09/30/97    1,072,127        1,072,127    1,028,995
        Sherwin Williams,
          8.50%, 1/1/04.......  12/20/96    1,311,479        1,311,479    1,324,594
        Stephens Retail
          Center, 9.23%,
          8/1/03..............  09/06/96    1,090,358        1,085,815    1,090,358
        Voit Office Building,
          8.13%, 9/1/08.......  08/17/01    1,536,000        1,536,000    1,612,800
                                                           -----------  -----------
                                                            19,750,359   20,244,707
                                                           -----------  -----------

  MULTIFAMILY LOANS (28.4%):
        Applewood Manor,
          8.63%, 1/1/08.......  12/23/93      634,753          631,579      666,491
        Charleston Plaza
          Apartments, 7.38%,
          7/1/08..............  07/01/98    1,472,973        1,472,973    1,546,621
        El Dorado
          Apartments I, 7.13%,
          10/1/05.............  09/04/02    2,090,000        2,090,000    2,152,700
        El Dorado Apartments
          II, 9.88%,
          10/1/05.............  09/04/02      468,000          468,000      428,864
        Franklin Woods
          Apartments, 9.78%,
          3/1/10..............  02/24/95    1,079,939        1,077,019    1,133,936
        Garden Oaks
          Apartments, 8.43%,
          4/1/06..............  03/07/96    1,656,604        1,653,495    1,706,302
        Park Hollywood, 7.38%,
          6/1/12..............  05/31/02    1,167,114        1,167,114    1,225,470
        Rush Oaks Apartments,
          7.78%, 12/1/07......  11/26/97      507,077          507,077      532,431
        Upland Apartments,
          5.38%, 6/1/06.......  05/23/03    1,200,000        1,200,000    1,236,000
        Vanderbilt
          Condominiums, 8.04%,
          10/1/09.............  09/29/99    1,161,224        1,161,224    1,219,285
        Villa Bonita, Chez
          Royalle, Fitzhugh
          Apartments I, 7.25%,
          3/1/06..............  02/21/03    1,900,000        1,900,000    1,957,000
        Villa Bonita, Chez
          Royalle, Fitzhugh
          Apartments II,
          9.88%, 3/1/06.......  02/21/03      350,000          350,000      290,928

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

        2003 SEMIANNUAL REPORT  19  AMERICAN STRATEGIC INCOME PORTFOLIO

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN STRATEGIC INCOME PORTFOLIO
(CONTINUED)
                                  Date          Par
Description of Security         Acquired       Value          Cost       Value (a)
------------------------------  --------  ---------------  -----------  -----------

        Woodland Garden
          Apartments, 7.38%,
          9/1/08..............  08/26/98  $ 1,012,199      $ 1,012,199  $ 1,062,809
                                                           -----------  -----------
                                                            14,690,680   15,158,837
                                                           -----------  -----------

  SINGLE FAMILY LOANS (5.3%):
        Aegis, 10.00%,
          3/26/10.............  10/26/95       49,562           46,822       51,049
        Aegis II, 9.66%,
          1/28/14.............  12/28/95      274,423          251,440      282,656
        American Bank,
          Mankato, 10.00%,
          12/10/12............  12/15/92       31,796           25,958       32,750
        American Portfolio,
          4.88%, 10/18/15.....  07/18/95       29,022           27,645       29,892
        Anivan, 5.19%,
          4/14/12.............  06/14/96      125,985          126,800      126,269
        Bank of New Mexico,
          6.23%, 3/31/10......  05/31/96       85,752           84,156       88,325
        Bluebonnet Savings and
          Loan, 6.66%,
          8/31/10.............  05/22/92      245,529          224,947      248,743
        Bluebonnet Savings and
          Loan II, 11.50%,
          8/31/10.............  05/22/92       12,118           11,874       11,893
        CLSI Allison Williams,
          9.38%, 8/1/17.......  02/28/92      125,059          115,024      128,662
        Cross Roads Savings
          and Loan, 6.25%,
          1/1/21..............  01/07/92       45,478           43,009       46,843
        Cross Roads Savings
          and Loan II, 8.34%,
          1/1/21..............  01/07/92       69,262           65,138       71,340
        Fairbanks, Utah,
          5.50%, 9/23/15......  05/21/92       25,226           21,410       25,982
        First Boston Mortgage
          Pool, 9.04%,
          6/29/03.............  06/23/92       92,741           75,799       94,604
        Hamilton Financial,
          4.97%, 6/29/10......  07/08/92       98,524           90,396       98,741
        Huntington MEWS,
          9.00%, 8/1/17.......  01/22/92      174,775          150,887      180,019
        Knutson Mortgage
          Portfolio I, 9.37%,
          8/1/17..............  02/26/92      200,132          190,971      206,136
        McClemore, Matrix
          Funding Corporation,
          10.50%, 9/30/12.....  09/09/92      132,919          126,273      136,907
        Meridian, 9.73%,
          12/1/20.............  12/21/92      177,391          169,187      182,713
        Nomura III, 8.20%,
          4/29/17.............  09/29/95      471,319          426,046      474,774
        Rand Mortgage
          Corporation, 9.50%,
          8/1/17..............  02/01/92      119,730           98,218      123,322

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

        2003 SEMIANNUAL REPORT  20  AMERICAN STRATEGIC INCOME PORTFOLIO

AMERICAN STRATEGIC INCOME PORTFOLIO
(CONTINUED)
                                  Date      Par Value/
Description of Security         Acquired      Shares          Cost       Value (a)
------------------------------  --------  ---------------  -----------  -----------

        Salomon II, 9.34%,
          11/23/14............  12/23/94  $   122,967      $   107,036  $   125,489
        Valley Bank of
          Commerce, N.M.,
          9.01%, 8/31/10......  05/07/92       46,951           39,939       48,316
                                                           -----------  -----------
                                                             2,518,974    2,815,425
                                                           -----------  -----------

        Total Whole Loans and
          Participation
          Mortgages...........                              36,960,013   38,218,969
                                                           -----------  -----------
MORTGAGE SERVICING RIGHTS (e,f) (0.1%):
        Matrix Servicing
          Rights, 0.12%,
          7/10/22.............  07/10/92    8,529,933           71,436       68,973
                                                           -----------  -----------
PREFERRED STOCKS (10.1%):
  REAL ESTATE INVESTMENT TRUSTS (10.1%):
        Archstone Community
          Trust, Series D.....                 13,125          342,037      356,868
        Avalonbay Communities,
          Series H............                  6,000          163,621      167,880
        BRE Properties,
          Series B............                 20,500          539,150      563,545
        Developers Divers
          Realty..............                 13,500          341,991      338,580
        Developers Divers
          Realty..............                 13,000          338,650      346,710
        Duke Realty
          Investments,
          Series E............                    625           15,506       16,219
        Equity Office
          Properties Trust,
          Series C............                  7,800          203,234      199,212
        Equity Office
          Properties Trust,
          Series G............                 11,000          271,563      293,150
        Equity Residential
          Properties,
          Series D............                  1,600           42,553       44,240
        Equity Residential
          Properties,
          Series L............                 11,700          286,543      297,063
        Federal Realty
          Investment Trust....                 26,000          685,683      692,900
        HRPT Properties Trust,
          Series A............                  8,400          225,120      227,892
        HRPT Properties Trust,
          Series B............                 17,900          466,010      483,300
        Prologis Trust,
          Series D............                 15,900          401,377      404,496
        Prologis Trust,
          Series E............                  9,400          248,914      241,580
        PS Business Park,
          Series D............                 12,500          334,955      340,000
        PS Business Park,
          Series F............                 13,600          357,040      366,520
                                                           -----------  -----------

        Total Preferred
          Stocks..............                               5,263,947    5,380,155
                                                           -----------  -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

        2003 SEMIANNUAL REPORT  21  AMERICAN STRATEGIC INCOME PORTFOLIO

INVESTMENTS IN SECURITIES (Unaudited) continued

AMERICAN STRATEGIC INCOME PORTFOLIO
(CONTINUED)
Description of Security                  Shares          Cost       Value (a)
-----------------------------------  ---------------  -----------  -----------

RELATED PARTY MONEY MARKET FUND (g) (8.9%):
      First American Prime
          Obligations Fund.........    4,736,289      $ 4,736,289  $ 4,736,289
                                                      -----------  -----------

        Total Investments in
          Securities (h)...........                   $64,243,887  $66,168,433
                                                      ===========  ===========

NOTES TO INVESTMENTS IN SECURITIES:
(a) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN NOTES TO FINANCIAL STATEMENTS
(b) ON MAY 31, 2003, SECURITIES VALUED AT $14,239,964 WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENTS:

                                                                            NAME OF
                                                                            BROKER
                        ACQUISITION                          ACCRUED    AND DESCRIPTION
       AMOUNT              DATE        RATE*        DUE      INTEREST    OF COLLATERAL
---------------------   -----------   --------   ---------   --------   ---------------
     $13,875,717         5/15/2003     1.33%     6/10/2003    $8,715          (1)

* RATE IS A NEGOTIATED FIXED RATE.

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
       (1) MORGAN STANLEY;
          FHLMC, 5.50%, 1/1/18, $2,574,988 PAR
          FNMA, 6.00%, 10/1/16, $2,564,513 PAR
          FNMA, 6.50%, 6/1/29, $1,059,308 PAR
          FNMA, 7.50%, 3/1/30, $2,776,403 PAR
          FNMA, 7.50%, 5/1/30, $301,677 PAR
          FNMA, 8.00%, 5/1/30, $96,864 PAR
          FNMA, 6.00%, 5/1/31, $2,349,561 PAR
          FNMA, 6.50%, 11/1/31, $1,879,851 PAR

THE FUND HAS ENTERED INTO A LENDING COMMITMENT WITH MORGAN STANLEY. THE AGREEMENT PERMITS THE FUND TO ENTER INTO REVERSE REPURCHASE AGREEMENTS UP TO $10,000,000 USING WHOLE LOANS AS COLLATERAL. THE FUND PAYS A FEE OF 0.15% TO MORGAN STANLEY ON ANY UNUSED PORTION OF THE $10,000,000 LENDING COMMITMENT.

(c) INTEREST RATES ON COMMERCIAL AND MULTIFAMILY LOANS ARE THE RATES IN EFFECT ON MAY 31, 2003. INTEREST RATES AND MATURITY DATES DISCLOSED ON SINGLE FAMILY LOANS REPRESENT THE WEIGHTED AVERAGE COUPON AND WEIGHTED AVERAGE MATURITY FOR THE UNDERLYING MORTGAGE LOANS AS OF MAY 31, 2003.

        2003 SEMIANNUAL REPORT  22  AMERICAN STRATEGIC INCOME PORTFOLIO

(d) COMMERCIAL AND MULTIFAMILY LOANS ARE DESCRIBED BY THE NAME OF THE MORTGAGED PROPERTY. POOLS OF SINGLE FAMILY LOANS ARE DESCRIBED BY THE NAME OF THE INSTITUTION FROM WHICH THE LOANS WERE PURCHASED. THE GEOGRAPHICAL LOCATION OF THE MORTGAGED PROPERTIES AND, IN THE CASE OF SINGLE FAMILY, THE NUMBER OF LOANS, IS PRESENTED BELOW.

COMMERCIAL LOANS:
       ADVANCE SELF STORAGE - LINCOLN, NE
       BUCA RESTAURANT - MAPLE GROVE, MN
       DIETZGEN INDUSTRIAL BUILDING - GARDENA, CA
       HAMPDEN MEDICAL OFFICE - ENGLEWOOD, CO
       INTEGRITY PLAZA SHOPPING CENTER - ALBUQUERQUE, NM
       MAIN STREET OFFICE BUILDING - PARK CITY, UT
       MONROE COURT - SPOKANE, WA
       ONE EASTERN HEIGHTS OFFICE BUILDING - WOODBURY, MN
       ORCHARD COMMONS - ENGLEWOOD, CO
       PACIFIC PERIODICALS BUILDING - LAKEWOOD, WA
       ROCKWOOD GALLERIA - GRESHAM, OR
       SCHENDEL OFFICE BUILDING - BEAVERTON, OR
       SHERWIN WILLIAMS - ORLANDO, FL
       STEPHENS RETAIL CENTER - MISSOULA, MT
       VOIT OFFICE BUILDING - ORANGE, CA

MULTIFAMILY LOANS:
       APPLEWOOD MANOR - DULUTH, MN
       CHARLESTON PLAZA APARTMENTS - LAS VEGAS, NV
       EL DORADO APARTMENTS I - TUCSON, AZ
       EL DORADO APARTMENTS II - TUCSON, AZ
       FRANKLIN WOODS APARTMENTS - FRANKLIN, NH
       GARDEN OAKS APARTMENTS - COON RAPIDS, MN
       PARK HOLLYWOOD - PORTLAND, OR
       RUSH OAKS APARTMENTS - LAPORTE, TX
       UPLAND APARTMENTS - UPLAND, CA
       VANDERBILT CONDOMINIUMS - AUSTIN, TX
       VILLA BONITA, CHEZ ROYALLE, FITZHUGH APARTMENTS I - DALLAS, TX VILLA BONITA, CHEZ ROYALLE, FITZHUGH APARTMENTS II - DALLAS, TX WOODLAND GARDEN APARTMENTS - ARLINGTON, WA

SINGLE FAMILY LOANS:
       AEGIS - 1 LOAN, MASSACHUSETTS
       AEGIS II - 3 LOANS, TEXAS
       AMERICAN BANK, MANKATO - 1 LOAN, MINNESOTA
       AMERICAN PORTFOLIO - 1 LOAN, CALIFORNIA
       ANIVAN - 2 LOANS, MARYLAND AND VIRGINIA
       BANK OF NEW MEXICO - 2 LOANS, NEW MEXICO
       BLUEBONNET SAVINGS AND LOAN - 9 LOANS, TEXAS
       BLUEBONNET SAVINGS AND LOAN II - 1 LOAN, TEXAS
       CLSI ALLISON WILLIAMS - 10 LOANS, TEXAS
       CROSS ROADS SAVINGS AND LOAN - 1 LOAN, OKLAHOMA
       CROSS ROADS SAVINGS AND LOAN II - 3 LOANS, OKLAHOMA

        2003 SEMIANNUAL REPORT  23  AMERICAN STRATEGIC INCOME PORTFOLIO

INVESTMENTS IN SECURITIES (Unaudited) continued

       FAIRBANKS, UTAH - 1 LOAN, UTAH
       FIRST BOSTON MORTGAGE POOL - 5 LOANS, CALIFORNIA, NEW MEXICO, VIRGINIA HAMILTON FINANCIAL - 1 LOAN, CALIFORNIA
       HUNTINGTON MEWS - 10 LOANS, NEW JERSEY
       KNUTSON MORTGAGE PORTFOLIO I - 3 LOANS, KANSAS, MAINE, MONTANA MCCLEMORE, MATRIX FUNDING CORPORATION - 2 LOANS, NORTH CAROLINA MERIDIAN - 3 LOANS, CALIFORNIA
       NOMURA III - 9 LOANS, UNITED STATES
       RAND MORTGAGE CORPORATION - 3 LOANS, TEXAS
       SALOMON II - 3 LOANS, ILLINOIS AND LOUISIANA
       VALLEY BANK OF COMMERCE, N.M. - 5 LOANS, NEW MEXICO

(e) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON MAY 31, 2003, THE TOTAL VALUE OF FAIR VALUED SECURITIES WAS $40,821,748 OR 76.4% OF TOTAL NET ASSETS.
(f) INTEREST RATE DISCLOSED REPRESENTS THE CURRENT YIELD BASED ON THE CURRENT COST BASIS AND ESTIMATED FUTURE CASH FLOWS.
(g) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS THE ADVISOR FOR THIS FUND. SEE NOTE 3 IN NOTES TO FINANCIAL STATEMENTS.
(h) ON MAY 31, 2003, THE COST OF INVESTMENTS IN SECURITIES WAS $64,243,887. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES BASED ON THIS COST WERE AS FOLLOWS:


GROSS UNREALIZED APPRECIATION.....................  $2,233,005
GROSS UNREALIZED DEPRECIATION.....................    (308,459)
                                                    ----------
  NET UNREALIZED APPRECIATION.....................  $1,924,546
                                                    ==========

FHLMC-FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA-FEDERAL NATIONAL MORTGAGE ASSOCIATION

        2003 SEMIANNUAL REPORT  24  AMERICAN STRATEGIC INCOME PORTFOLIO

SHAREHOLDER UPDATE (Unaudited)

                ANNUAL MEETING RESULTS
                An annual meeting of the Fund's shareholders was held on October 1, 2002. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

               (1) The Fund's shareholders elected the following eight
                    directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
Roger A. Gibson.........................     3,710,620           348,044
Andrew M. Hunter III*...................     3,961,806            96,858
Leonard W. Kedrowski....................     3,961,806            96,858
John M. Murphy, Jr.**...................     3,712,226           346,438
Richard K. Riederer.....................     3,968,706            89,958
Joseph D. Strauss.......................     3,953,615           100,049
Virginia L. Stringer....................     3,959,749            98,915
James M. Wade...........................     3,964,006            94,658

* ANDREW M. HUNTER III TENDERED HIS RESIGNATION FROM THE BOARD OF DIRECTORS, EFFECTIVE DECEMBER 2002.
** JOHN M. MURPHY, JR. TENDERED HIS RESIGNATION FROM THE BOARD OF DIRECTORS, EFFECTIVE MAY 2003.

               (2) The Fund's shareholders ratified the selection by the Fund's
                    Board of Directors of Ernst & Young LLP as the independent public accountants for the Fund for the most recently completed fiscal year ended November 30, 2002. The following votes were cast regarding this matter:

   SHARES           SHARES                      BROKER
 VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS  NON-VOTES
-------------  -----------------  -----------  ---------
  3,767,149           268,338         23,176        --

                HOW TO OBTAIN A COPY OF THE PROXY VOTING POLICY
                A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge upon request by calling 800.677.FUND; (2) at www.firstamericanfunds.com; and (3) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

        2003 SEMIANNUAL REPORT  25  AMERICAN STRATEGIC INCOME PORTFOLIO

BOARD OF DIRECTORS

ROGER GIBSON
Director of American Strategic Income Portfolio Inc.
Vice President, Cargo-United Airlines

LEONARD KEDROWSKI
Director of American Strategic Income Portfolio Inc.
Owner and President of Executive and Management Consulting, Inc.

RICHARD RIEDERER
Director of American Strategic Income Portfolio Inc.
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of American Strategic Income Portfolio Inc.
Former Chairperson of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of American Strategic Income Portfolio Inc.
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of American Strategic Income Portfolio Inc.
Owner and President of Jim Wade Homes

AMERICAN STRATEGIC INCOME PORTFOLIO INC.
2003 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., a subsidiary of U.S. Bank National Association, is a separate entity and wholly owned subsidiary of U.S. Bancorp.


[RECYCLED SYMBOL]

This document is printed on paper containing 10% postconsumer waste.

7/2003    0099-03    ASP-SAR

ITEM 2 - Code of Ethics
RESPONSE:  Not applicable to semi-annual report

ITEM 3 - Audit Committee Financial Expert
RESPONSE:  Not applicable to semi-annual report

ITEM 4 - Principal Accountant Fees and Services
RESPONSE:  Not applicable to semi-annual report

ITEM 5 - Audit Committee of Listed Registrant
RESPONSE:  Not applicable to semi-annual report

ITEM 6 - Reserved

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
RESPONSE: Not applicable to semi-annual report

ITEM 8 - Reserved

ITEM 9  Controls and Procedures
RESPONSE:

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely. Notwithstanding this conclusion, the registrant's Principal Executive Officer and Principal Financial Officer seek continuous improvements to its disclosure controls and procedures.
(b) There were no significant changes in registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10 - EXHIBITS
10(a) - Code of Ethics
RESPONSE:  Not applicable to semi-annual report.

10(b) - Attach certifications (4 in total pursuant to Sections 302 and 906 for PEO/PFO).
RESPONSE: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Strategic Income Portfolio Inc.

By  /s/ THOMAS S. SCHREIER, JR.
    ----------------------------
     Thomas S. Schreier, Jr.
     President

Date: August 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By  /s/ THOMAS S. SCHREIER, JR.
    ----------------------------
     Thomas S. Schreier, Jr.
     President

Date:  August 5, 2003

By  /s/ ROBERT H. NELSON
    ---------------------
     Robert H. Nelson
     Treasurer

Date:  August 5, 2003